Working capital - Trade and other payables (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	$ 3,071	$ 3,351
Interest payable	358	299
Tax and social security excluding income tax	724	796
Other payables	499	544
Accruals	1,564	1,549
Deferred income	84	92
Dividend payable	31	29
Dividend payable to non-controlling interests	23	18
Trade and other payables	6,354	6,678
Non-current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	0	0
Interest payable	0	0
Tax and social security excluding income tax	0	0
Other payables	304	463
Accruals	0	0
Deferred income	0	0
Dividend payable	0	0
Dividend payable to non-controlling interests	0	0
Trade and other payables	$ 304	$ 463